FAIR VALUE (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value
Below is a summary of the assets that are measured at fair value on a recurring basis and also represents the carrying amount on the Group’s interim condensed consolidated balance sheets:

	June 30, 2026
(Expressed in thousands of U.S. Dollars)	Level 1	Level 2	Level 3	Total Fair Value

Assets measured at fair value:
Fixed maturity securities available for sale:
Foreign government bonds	$21,475	$14,670	$—	$36,145
Corporate bonds	753,731	213,891	—	967,622
Total fixed maturity securities available for sale	775,206	228,561	—	1,003,767
Equity securities	31,297	—	—	31,297
Other Investments	—	14,515	—	14,515
Assets measured using fair value option:
Equity-method investments measured at fair value	—	—	2,416	2,416
	$806,503	$243,076	$2,416	$1,051,995

	December 31, 2025
(Expressed in thousands of U.S. Dollars)	Level 1	Level 2	Level 3	Total Fair Value

Assets measured at fair value:
Fixed maturity securities available for sale:
Foreign government bonds	$7,796	$27,874	$—	$35,670
Corporate bonds	490,475	538,122	—	1,028,597
Total fixed maturity securities available for sale	498,271	565,996	—	1,064,267
Equity securities	20,936	—	—	20,936
Other Investments	—	13,710	—	13,710
Assets measured using fair value option:
Equity-method investments measured at fair value	—	—	2,408	2,408
	$519,207	$579,706	$2,408	$1,101,321